Income tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax

Note 18 - Income tax:

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands (“BVI”), is not subject to any form of taxation and therefore there is no tax rate to be applied, and this will continue in the foreseeable future. The BVI laws specifically provide that a BVI business entity such as BBB Foods Inc. is exempt from any income, capital gains, estate or other tax in the British Virgin Islands.

The statutory rate of income tax in Mexico applicable to the Company’s Mexican Subsidiaries is 30%. The tax result differs from the accounting result mainly, for those items that are accumulated and deducted differently for accounting and tax purposes, for the recognition of the effects of inflation for tax purposes, as well as for those items that only affect the accounting or tax result.

The Pillar Two rules issued have not been enacted in the British Virgin Islands, which is where the Company is incorporated, nor Mexico, which is where the Company has most of its operations; however, Pillar Two legislation was enacted in the United Kingdom, the jurisdiction in which the Scottish entities are organized, and came into effect starting January 1, 2024. Aside from the potential disclosures or information returns that may be required by each jurisdiction, considering Tiendas Tres B, S. A. de C. V., has an effective tax rate that exceeds 15%, no additional corporate tax was recognized in the years presented in the financial statements in connection with the Mexican source of revenue. Even if Pillar Two legislation or similar legislation is adopted by either the British Virgin Islands or Mexico, no additional tax is expected to be recognized.

18.1.
The income tax expense is shown below:

	December 31, 2025		December 31, 2024		December 31, 2023
Current income tax	Ps.	(634,930)	Ps.	(463,648)	Ps.	(309,989)
Deferred income tax	Ps.	191,179	Ps.	80,524	Ps.	104,741
Total	Ps.	(443,751)	Ps.	(383,124)	Ps.	(205,248)

18.2.
The main temporary differences on which the deferred income tax was recognized are shown below:

	December 31, 2025		December 31, 2024		December 31, 2023
Advanced payments	Ps.	(89,655)	Ps.	(86,528)	Ps.	(56,059)
Property, furniture, equipment, and leasehold improvements		(140,872)		(95,785)		(23,667)
Expected credit losses on sundry debtors		230,151		—		—
Lease liabilities		11,776,385		8,177,202		6,255,817
Right-of-use assets		(10,305,131)		(7,028,346)		(5,520,596)
Provisions and accrued expenses		947,521		770,420		754,026
Inventories		(166,719)		(122,547)		(63,517)
	Ps.	2,251,680	Ps.	1,614,416	Ps.	1,346,004
Applicable income tax rate		30%		30%		30%
Deferred income tax asset	Ps.	675,504	Ps.	484,325	Ps.	403,801

18.3.
The movement in deferred income tax assets and liabilities during the year, without taking into account the compensation of balances under the same tax jurisdiction, is shown below:

	January 1, 2023		Effects in the results of the year		December 31, 2023		Effects in the results of the year		December 31, 2024		Effects in the results of the year		December 31, 2025
Assets for deferred taxes
Lease liabilities	Ps.	1,576,089	Ps.	300,655	Ps.	1,876,744	Ps.	576,416	Ps.	2,453,160	Ps.	1,079,755	Ps.	3,532,915
Debtor		—		—		—		—		—		69,045		69,045
Provisions and accrued expenses		179,605		46,603		226,208		4,918		231,126		53,157		284,283
Total assets for deferred tax	Ps.	1,755,694	Ps.	347,258	Ps.	2,102,952	Ps.	581,334	Ps.	2,684,286	Ps.	1,201,957	Ps.	3,886,243
Liabilities for deferred taxes
Inventories		20,354		(1,298)		19,056		17,708		36,764		13,251		50,015
Advanced payments		14,291		2,526		16,817		9,141		25,958		965		26,923
Property, furniture, equipment, and leasehold improvements		13,052		(5,952)		7,100		21,635		28,735		13,526		42,261
Right-of-use assets		1,408,937		247,241		1,656,178		452,326		2,108,504		983,036		3,091,540
Total liabilities for deferred tax	Ps.	1,456,634	Ps.	242,517	Ps.	1,699,151	Ps.	500,810	Ps.	2,199,961	Ps.	1,010,778	Ps.	3,210,739
Total asset – Net	Ps.	299,060	Ps.	104,741	Ps.	403,801	Ps.	80,524	Ps.	484,325	Ps.	191,179	Ps.	675,504

18.4.
The reconciliation between the current and effective income tax rates is shown below:

	December 31, 2025		December 31, 2024		December 31, 2023
(Loss) profit before income tax	Ps.	(2,395,820)	Ps.	717,546	Ps.	(100,905)
Current income tax rate		30%		30%		30%
Income tax at statutory rate	Ps.	718,746	Ps.	(215,264)	Ps.	30,272
Plus (less) effects of income tax on the following items:
Share-based payments		(879,067)		(156,943)		(115,370)
Annual adjustment for inflation		(114,857)		(104,890)		(90,219)
Unrecognized tax earnings (losses) in no taxable entities		(117,067)		104,735		(20,955)
Non-deductible expenses		(188,478)		(110,469)		(83,703)
Effect of inflation on property, furniture, equipment, and leasehold improvements		78,659		61,602		48,049
Restatement of tax losses		—		(6)		(92)
Non-cumulative income		58,072		40,790		21,253
Others		241		(2,679)		5,517
Income tax expense	Ps.	(443,751)	Ps.	(383,124)	Ps.	(205,248)
Effective income tax rate		(18.5)%		53.4%		(203.4)%

Deferred income tax assets are recognized for tax loss carryforwards to the extent that the receipt of a tax benefit through future taxable income is probable. The Company did not recognize tax losses for an amount of Ps.-, Ps.1,871 and Ps.1,961 as of December 31, 2025, 2024 and 2023, since the recovery of such amounts was uncertain.

The temporary differences associated with investments in the Group subsidiaries generate a zero deferred tax, since BBB Foods Inc. is not a taxable entity as described above. The Company determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.